Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of non-current and current bank borrowings

	2019
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	45,449	12,600	58,049
Other loans	150,000	98,939	2,011	100,950
Total		144,388	14,611	158,999

	2018
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	250,000	132,821	493	133,314
Other loans		—	7,698	7,698
Total		132,821	8,191	141,012

Schedule of credit facilities

	2019	2018
	US$'000	US$'000
Secured loans carried at amortised cost
Principal amount	62,835	135,919
Unamortised issuance costs	(4,786)	(3,098)
Accrued interest	—	493
Total	58,049	133,314

Amount due for settlement within 12 months	12,600	493
Amount due for settlement after 12 months	45,449	132,821
Total	58,049	133,314

Schedule of non-current and current bank borrowings by currency

The breakdown by currency of bank borrowings at December 31, is as follows:

2019
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	144,388	14,611	158,999
Borrowings in Euros	—	—	—
Total	144,388	14,611	158,999

	2018
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	78,664	785	79,449
Borrowings in other currencies	57,255	6,913	64,168
Total	135,919	7,698	143,617

Schedule of non-current bank borrowings by maturity

	2019
	2021	2024	Total
	US$'000	US$'000	US$'000
Credit facilities	—	45,449	45,449
Other loans	98,939	—	98,939
Total	98,939	45,449	144,388